SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS

36. SUBSEQUENT EVENTS

On July 16, 2024 the Company announced the appointment of Mark Ziirsen as Chief Financial Officer and Company Secretary.

On July 26, 2024 the Company announced that it had conducted an operations review following which it intends to transition to a capital light operations model – which is anticipated to result in an immediate material reduction in operating costs. The capital light operations model will focus on sales growth (particularly in the Company’s largest market in the United States) and move the Company’s operations to a more efficient outsourced / collaborations approach (rather than its current, more expensive in house laboratory operations). As a result of this change, current CEO, Simon Morriss will transition out of the organisation in September. The announcement also detailed two capital management initiatives:

(i)	The Company has received commitments for a short-term loan of A$800,000 from lenders including directors, secured partly on the anticipated balance of R&D refund due late September,. Funds from the loans will be used for working capital and for the initial costs (including redundancies) of the transition to a capital light operations model.

(ii)	The Company also launching a 2 for 3 non-renounceable entitlement issue at 4 cents with an attaching 1:1 free option (with an exercise price of 4 cents) to raise a minimum of $2 million and up to a maximum of $3.85 million (upon placement of entitlements and any shortfall). The Entitlement Offer does not require shareholder approval and is to be made to “eligible shareholders”. The Company will have 3 months post lodgment of the entitlement prospectus with ASIC and ASX to place any shortfall. The board and others have made commitments effectively to underwrite the first $500,000 of the entitlement offer (based on a minimum of $2 million being raised) and would apply part of their loans (referred to above) to this underwriting.

On August 23, 2024, the company received notification from The   Nasdaq Stock Market LLC that it is not in compliance with the minimum bid price requirement of Nasdaq Listing Rule 5550(a)(2) for continued listing on the Nasdaq Capital Market, since the closing bid price for the company’s American Depositary Shares (ADS) on the Nasdaq Capital Market was below US$1.00 for 30 consecutive trading days. Under Nasdaq Listing Rule 5810(c)(3)(A), the company has a period of 180 calendar days from the date of Notification to regain compliance with the minimum bid requirement, during which time the ADS will continue to trade on the Nasdaq Capital Market. If at any time before February 19, 2025, the bid price of the ADS closes at or above US$1.00 per ADS for a minimum of 10 consecutive business days, the Company will regain compliance with the Minimum Bid Requirement.

On September 11, 2024 the Company announced that it had closed its pro-rata Entitlement Offer on September 9, 2024 raising $324,648 from Eligible Shareholders. This represents a shortfall amount of $3,553,145. In addition, to the pre-commitments of $500,000 from Directors and others, the Company has also received Shortfall Commitments after the close of the retail offer under the Entitlement Offer. In aggregate approximately $1 million in commitments has been received from these three components. Accordingly, the Company has extended the period under the Entitlement Offer Prospectus to receive Shortfall Commitments (as permitted under section 724 of the Corporations Act and the Entitlement Offer Prospectus) and are actively working with brokers and others to place the remaining shortfall.

CONSOLIDATED ENTITY DISCLOSURE STATEMENT

Basis of Preparation

This Consolidated Entity Disclosure Statement (CEDS) has been prepared in accordance with the Corporations Act 2001. It includes information for each entity that was part of the consolidated entity at the end of the financial year in accordance with IFRS 10 Consolidated Financial Statements.

Entity name	Entity type	Trustee, partner or JV participant	% of share capital	Place of incorporation	Australian or foreign resident	Jurisdiction of foreign resident
Genetic Technologies Corporation Pty Ltd	Body corporate	-	100%	Australia	Australia	n/a
Genetype Pty Ltd	Body corporate	-	100%	Australia	Australia	n/a
Gene Ventures Pty Ltd	Body corporate	-	100%	Australia	Australia	n/a
Genetype Corporation	Body corporate	-	100%	USA	Foreign	USA
Genetype, Inc	Body corporate	-	100%	USA	Foreign	USA
Genetype UK Limited	Body corporate	-	100%	United Kingdom	Foreign	United Kingdom
Helix Genetics Limited	Body corporate	-	100%	Malta	Foreign	Malta
Genetic Technologies HK Limited	Body corporate	-	100%	Hong Kong, SAR	Foreign	Hong Kong, SAR
Hainan Aocheng Gene Technology Co., Ltd	Body corporate	-	100%	China	Foreign	China

Australian Disclosure Requirements

All press releases, financial reports and other information are available using the stock code GTG on the Australian Securities Exchange website: www2.asx.com.au